Share-based Payments	12 Months Ended
Dec. 31, 2020
Share-based Payments [Abstract]
Share-based Payments	Share-based Payments
Share-based payments includes stock options, restricted stock units (“RSUs”) and performance-based RSUs in which the expense is recognized based on the grant date fair value of these awards.
Share-based Payment Expense
The Group share-based payment expense for the years ended December 31, 2020, 2019 and 2018, were comprised of charges related to the PureTech Health plc incentive stock and stock option issuances and subsidiary stock plans.
The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

For the years ending December 31,	2020 $000s	2019 $000s	2018 $000s
General and administrative	7,650	10,677	5,293
Research and development	3,068	3,791	7,344
Total	10,718	14,468	12,637
Ariya Stock Option Exchange
In conjunction with the acquisition of the remaining minority interests of PureTech LYT (previously named Ariya Therapeutics, Inc.) (Please refer to Note 18), PureTech Health exchanged subsidiary stock options previously granted to the co-inventors and advisors of PureTech LYT with stock options to purchase 2,147,965 of the Company's ordinary shares under the PureTech Health Performance Share Plan. As this was an exchange of awards within the consolidated group, whereby the Company's stock options were replacing Ariya's stock options, the exchange is accounted for as a modification of the original award and the incremental fair value on the date of the replacement is amortized over the remaining vesting period of the awards.
The Performance Share Plan
In June 2015, the Group adopted the Performance Stock Plan (“PSP”). Under the PSP and subsequent amendments, awards of ordinary shares may be made to the Directors, senior managers and employees of, and other individuals providing services to the Company and its subsidiaries up to a maximum authorized amount of 10.0 percent of the total ordinary shares outstanding. The shares have various vesting terms over a period of service between two and four years, provided the recipient remains continuously engaged as a service provider.
The share-based awards granted under the PSP are equity settled and expire 10 years from the grant date. As of the years ended December 31, 2020, 2019 and 2018, the Company had issued share-based awards to purchase an aggregate of 5,835,993, 5,409,751 and 5,657,602 shares, respectively, under this plan.
RSUs
RSU activity for the years ended December 31, 2020, 2019 and 2018 is detailed as follows:

	Number of Shares/Units	Wtd Avg Grant Date Fair Value (GBP)
Outstanding (Non-vested) at January 1, 2018	5,589,416	1.09
RSUs Granted in Period	2,860,778	1.54
Vested	(513,324)	1.06
Forfeited	(1,338,087)	1.06
Outstanding (Non-vested) at December 31, 2018 and January 1, 2019	6,598,783	1.29
RSUs Granted in Period	1,775,569	2.95
Vested	(3,738,005)	1.10
Forfeited	—	—
Outstanding (Non-vested) at December 31, 2019 and January 1, 2020	4,636,347	2.08
RSUs Granted in Period	1,759,011	1.80
Vested	(2,781,687)	1.54
Forfeited	(191,089)	2.37
Outstanding (Non-vested) at December 31, 2020	3,422,582	2.46
Each RSU entitles the holder to one ordinary share on vesting and the RSU awards are based on a cliff vesting schedule over a three-year requisite service period in which the Company recognizes compensation expense on a graded basis for the RSUs. Following vesting, each recipient will be required to make a payment of one pence per ordinary share on settlement of the RSUs. Vesting of the RSUs is subject to the satisfaction of performance and market conditions. The grant date fair value of the market condition awards is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.
The Company recognizes the estimated fair value of these performance-based awards as share-based compensation expense over the performance period based upon its determination of whether it is probable that the performance targets will be achieved. The Company assesses the probability of achieving the performance targets at each reporting period. Cumulative adjustments, if any, are recorded to reflect subsequent changes in the estimated outcome of performance-related conditions.
The fair value of the market and performance-based awards is based on the Monte Carlo simulation analysis utilizing a Geometric Brownian Motion process with 100,000 simulations to value those shares. The model considers share price volatility, risk-free rate and other covariance of comparable public companies and other market data to predict distribution of relative share performance.
The performance and market conditions attached to the 2020 RSU awards are based on the achievement of total shareholder return (“TSR”), with 50.0 percent of the shares under award vesting based on the achievement of absolute TSR targets, 12.5 percent of the shares under the award vesting based on TSR as compared to the FTSE 250 Index, 12.5 percent of the shares under the award vesting based on TSR as compared to the MSCI Europe Health Care Index, and 25.0 percent of the shares under the award vesting based on the achievement of strategic targets. The RSU award performance criteria have changed over time as the criteria is continually evaluated by the Group’s Remuneration Committee.
In 2017, the Company granted certain executives RSUs that vested based on service, market and performance conditions, as described above. The vesting of all RSUs was achieved by December 31, 2019 where all service, market and performance conditions were met. The remuneration committee of PureTech's board of directors approved the achievement of the vesting conditions as of December 31, 2019 and reached the decision to cash settle the 2017 RSUs. The settlement value was determined based on the 3 day average closing price of the shares. The settlement value was $12.5 million. The settlement value did not exceed the fair value at settlement date and as such the cash settlement was treated as an equity transaction, whereby the full repurchase cash settlement amount was charged to equity in Other reserves.
In 2018, the Company granted certain executives RSUs that vested based on service, market and performance conditions, as described above. The remuneration committee of PureTech's board of directors approved the achievement of certain vesting conditions as of July 2020 and reached the decision to cash settle a portion of the 2018 RSUs to certain executives. The settlement value was determined based on the 3 day average closing price of the shares. The settlement value was $0.4 million. The settlement value did not exceed the fair value at settlement date and as such the cash settlement was treated as an equity transaction, whereby the full repurchase cash settlement amount was charged to equity in Other reserves.
The Company incurred share-based payment expenses for performance and market based RSUs of $5.7 million, $2.2 million and $2.3 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Stock Options
Stock option activity for the years ended December 31, 2020, 2019 and 2018 is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2018	2,343,085	1.22
Granted	2,796,820	1.57
Exercised	(64,171)	1.20		1.56
Forfeited	—	—
Options Exercisable at December 31, 2018 and January 1, 2019	1,195,929	1.26	7.92
Outstanding at at December 31, 2018 and January 1, 2019	5,075,734	1.40	8.78
Granted	3,634,183	0.84
Exercised	(237,090)	1.98		2.81
Forfeited	—	—
Options Exercisable at December 31, 2019 and January 1, 2020	4,349,921	0.93	8.34
Outstanding at at December 31, 2019 and January 1, 2020	8,472,827	1.16	8.55
Granted	4,076,982	3.14
Exercised	(514,410)	1.52		2.88
Forfeited	(1,119,313)	1.88
Options Exercisable at December 31, 2020	5,447,405	0.98	7.46
Outstanding at December 31, 2020	10,916,086	1.81	8.38
The fair value of the stock options awarded by the Company was estimated at the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2020	2019	2018
Expected volatility	41.25%	35.68%	44.18%
Expected terms (in years)	6.11	5.81	6.08
Risk-free interest rate	0.53%	1.85%	2.79%
Expected dividend yield	—	—	—
Grant date fair value	$1.72	$2.23	$0.96
Share price at grant date	$4.30	$2.57	$2.05
The Company incurred share-based payment expense for the stock options of $2.1 million, $9.2 million and $1.4 million for the years ended December 31, 2020, 2019 and 2018, respectively. The significant decrease for the year ended December 31, 2020, as compared to the year ended December 31, 2019, is largely attributable to the exchange of the Ariya awards with the Company's stock options in the year ended December 31, 2019, which resulted in an additional expense recorded in such year, as described above.
For shares outstanding as of December 31, 2020, the range of exercise prices is detailed as follow:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	2,122,965	—	8.76
1.00 to 2.00	4,703,639	1.47	6.99
2.00 to 3.00	1,539,482	2.51	9.45
3.00 to 4.00	2,550,000	3.51	9.97
Total	10,916,086	1.81	8.38
For shares exercisable at December 31, 2020, utilizing the closing share price on December 31, 2020, the estimated tax obligation associated with the share-based payments transferable to the tax authority on the employee's behalf was $6.9 million.
PureTech LLC Incentive Stock Issuance
In May 2015 and August 2014, the directors of PureTech Health LLC approved the issuance of shares to the management team, directors and advisors of PureTech Health LLC, subject to vesting restrictions. The share-based awards granted under the 2016 PureTech LLC Incentive Stock Issuance Plan are equity settled and expire 10 years from the grant date. No additional shares will be granted under this compensation arrangement. The fair value of the shares awarded was estimated as of the date of grant.
The Company incurred an expense of $0.2 million in share-based payment expense for the year ended December 31, 2018, related to PureTech Health LLC incentive compensation. No share-based payment expense was incurred related to PureTech Health LLC incentive compensation for the years ended December 31, 2020, and 2019, respectively.
As of December 31, 2020, all shares related to the pre-IPO incentive compensation plan had fully vested.
Subsidiary Plans
Certain subsidiaries of the Group have adopted stock option plans. A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2020	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Outstanding as of December 31, 2020
Alivio	3,698,244	189,924	—	—	—	3,888,168
Entrega	972,000	—	—	—	(10,000)	962,000
Follica	1,309,040	—	—	—	—	1,309,040
Sonde	1,829,004	363,830	—	—	—	2,192,834
Vedanta	1,450,100	493,951	(813)	—	(201,350)	1,741,888

	Outstanding as of January 1, 2019	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Outstanding as of December 31, 2019
Gelesis	3,681,732	—	—	(110,386)	(3,571,346)¹	—
Alivio	2,393,750	1,329,494	(3,125)	—	(21,875)	3,698,244
PureTech LYT	2,180,000	—	—	—	(2,180,000)²	—
Commense	540,416	—	—	—	(540,416)	—
Entrega	914,000	58,000	—	—	—	972,000
Follica	1,229,452	79,588	—	—	—	1,309,040
Karuna	1,949,927	—	—	—	(1,949,927)¹	—
Sonde	22,500	1,806,504	—	—	—	1,829,004
Vedanta	1,373,750	154,193	—	—	(77,843)	1,450,100
1    These shares represent the options outstanding on the date of deconsolidation of Karuna and Gelesis.
2    These shares represent the options outstanding on the date of exchange to PureTech stock options.

	Outstanding as of January 1, 2018	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Outstanding as of December 31, 2018
Gelesis	2,728,232	953,500	—	—	—	3,681,732
Alivio	2,393,750	—	—	—	—	2,393,750
Akili	2,385,355	—	—	—	(2,385,355)¹	—
PureTech LYT	—	2,180,000	—	—	—	2,180,000
Commense	418,750	121,666	—	—	—	540,416
Entrega	867,750	60,000	—	(3,750)	(10,000)	914,000
Follica	1,271,302	—	—	(41,850)	—	1,229,452

Karuna	855,427	1,111,000	—	(4,125)	(12,375)	1,949,927
Knode	32,500	—	—	(32,500)	—	—
Sonde	35,000	—	—	(6,250)	(6,250)	22,500
Tal	1,663,806	—	—	(30,250)	(2,750)	1,630,806
The Sync Project	1,080,000	—	—	—	(1,080,000)	—
Vedanta	1,194,014	278,786	—	(24,800)	(74,250)	1,373,750
1    These shares represent the options outstanding on the date of Akili’s deconsolidation.

The weighted-average exercise prices and remaining contractual life for the options outstanding as of December 31, 2020 were as follows:

Outstanding at December 31, 2020	Number of options	Weighted-average exercise price $	Weighted-average contractual life outstanding
Alivio	3,888,168	0.21	7.65
Entrega	962,000	0.70	2.80
Follica	1,309,040	0.89	6.29
Sonde	2,192,834	0.19	8.76
Vedanta	1,741,888	7.48	6.15
The weighted average exercise prices for the options granted for the years ended December 31, 2020, 2019 and 2018 were as follows:

For the years ended December 31,	2020 $	2019 $	2018 $
Alivio	0.47	0.49	—
PureTech LYT	—	—	0.03
Commense	—	—	1.34
Entrega	—	—	1.95
Follica	—	0.03	—
Karuna	—	—	9.42
Sonde	0.18	0.20	—
Vedanta	19.59	19.13	14.66
The weighted average exercise prices for options forfeited during the year ended December 31, 2020 were as follows:

Forfeited during the year ended December 31, 2020	Number of options	Weighted-average exercise price $
Vedanta	201,350	16.03
The weighted average exercise prices for options exercisable as of December 31, 2020 were as follows:

Exercisable at December 31,	Number of Options	Weighted-average exercise price $	Exercise Price Range $
Alivio	3,888,168	0.04	0.03-0.49
Entrega	918,164	0.64	0.03-2.36
Follica	1,273,326	0.89	0.03-1.40
Sonde	774,238	0.20	0.13-0.20
Vedanta	1,119,289	11.64	0.02-19.94
Significant Subsidiary Plans
Vedanta 2010 Stock Incentive Plan
In 2010, the Board of Directors for Vedanta approved the 2010 Stock Incentive Plan (the “Vedanta Plan”). Through subsequent amendments, as of December 31, 2020, it allowed for the issuance of 2,145,867 share-based compensation awards through incentive share options, nonqualified share options, and restricted shares to employees, directors, and nonemployees providing services to Vedanta. At December 31, 2020, 178,929 shares remained available for issuance under the Vedanta Plan.
The options granted under Vedanta Plan are equity settled and expire 10 years from the grant date. Typically, the awards vest in four years but vesting conditions can vary based on the discretion of Vedanta’s Board of Directors.
Options granted under the Vedanta Plan are exercisable at a price per share not less than the fair market value of the underlying ordinary shares on the date of grant. The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the options’ vesting period.
The fair value of the stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following range of assumptions:

Assumption/Input	2020	2019	2018
Expected award life (in years)	6.00-10.00	5.86-6.07	6.03-6.16
Expected award price volatility	89.24%-95.46%	89.24%-95.46%	91.60%-92.56%
Risk free interest rate	0.32%-0.87%	1.73%-1.88%	2.65%-2.78%
Expected dividend yield	—	—	—
Grant date fair value	$13.09-$16.54	$14.12-$15.61	$11.21-$11.26
Share price at grant date	$19.59	$18.71-$19.94	$14.66
Vedanta incurred share-based compensation expense of $2.4 million, $1.7 million and $2.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Gelesis 2016 Stock Incentive Plan
In September 2016, the Directors of Gelesis approved the 2016 Stock Incentive Plan (the “2016 Gelesis Plan”) which provides for the grant of incentive stock options, nonqualified stock options, and restricted stock to employees, directors, and nonemployees providing services to Gelesis. At 30 June 2019, 329,559 shares remained available for issuance under the Gelesis Plan.
The options granted under the 2016 Gelesis Plan are equity settled and expire 10 years from the grant date. Typically, the awards vest in four years but vesting conditions can vary based on the discretion of Gelesis Board of Directors.
Options granted under the 2016 Gelesis Plan are exercisable at a price per share not less than the fair market value of the underlying ordinary shares on the date of grant. The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the options’ vesting period.
The fair value of the stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Assumption/Input	2020	2019	2018
Expected award life (in years)	—	0	6.22
Expected award price volatility	—%	—%	64.58%
Risk free interest rate	—%	—%	2.79%
Expected dividend yield	—	—	—
Grant date fair value	$—	$—	$7.84
Share price at grant date	$—	$—	$12.82
Gelesis used an average historical share price volatility based on an analysis of reported data for a peer group of comparable companies which were selected based upon industry similarities. As there is not sufficient historical share exercise data to calculate the expected term of the options, Gelesis elected to use the “simplified” method for all options granted at the money to value share option grants. Under this approach, the weighted average expected life is presumed to be the average of the vesting term and the contractual term of the option.
Gelesis incurred share-based compensation expense of $2.4 million for the six month period prior to deconsolidation ended June 30, 2019 and $3.9 million for the year ended December 31, 2018.
Karuna Pharmaceuticals, Inc. 2009 Stock Incentive Plan
In 2009, the Board of Directors for Karuna Pharmaceuticals, Inc. approved the 2009 Stock Incentive Plan (the “Karuna 2009 Plan”). It allowed for the issuance of 1,000,000 share-based compensation awards through stock options, restricted stock units and other stock-based awards under the Karuna 2009 Plan to employees, officers, directors, consultants and advisors of Karuna. At 15 March 2019, 106,865 shares remained available for issuance under the Karuna 2009 Plan.
The options granted under the Karuna 2009 Plan are equity settled and expire 10 years from the grant date. Typically, the awards vest in four years but vesting conditions can vary based on the discretion of Karuna’s Board of Directors.
Options granted under the Karuna 2009 Plan are exercisable at a price per share not less than the fair market value of the underlying ordinary shares on the date of grant. The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the options’ vesting period.
The fair value of the stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Assumption/Input	2020	2019	2018
Expected award life (in years)	—	0	6.07
Expected award price volatility	—%	—%	50.28%
Risk free interest rate	—%	—%	1.95%
Expected dividend yield	—	—	—
Grant date fair value	$—	$—	$3.51
Share price at grant date	$—	$—	$7.08
Karuna incurred share-based compensation expense of $1.2 million for the period prior to deconsolidation ended March 15, 2019 and $1.9 million for the years ended December 31, 2018.
Other Plans
The stock compensation expense under plans at other subsidiaries of the Group not including Gelesis, Vedanta and Karuna was $0.42 million, $0.01 million and $0.8 million for the years ended December 31, 2020, 2019 and 2018, respectively. The negative expense incurred during the year ended December 31, 2019 was largely attributable to Commense forfeitures.